Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents Tables Abstract
Schedule of cash and cash equivalent
	As at December 31,
	2017	2018
	RMB’000	RMB’000

Cash on hand	23	39
Cash at bank	21,694	3,149
Cash and cash equivalent per consolidated statements of cash flow	21,717	3,188